Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of other assets
	Note	December 31,
		2019	2020
		RMB	RMB
Guaranteed assets	(i)	100,304,255	533,680,528
Non-marketable equity securities	(ii)	34,010,000	34,010,000
Receivable from sale of loans	(iii)	46,312,256	17,241,092
Amounts due from employees	(iv)	10,026,151	5,352,718
Prepayments		6,850,294	2,403,478
Receivables for realization of collaterals		5,205,818	2,821,944
Other receivables		4,814,242	12,175,217
Total		207,523,016	607,684,977
(i)	As described in Note 12, sales partners submit CRMPs to the Group as a guarantee for the loans under the collaboration model. When allowance for credit losses is recognized and accrued, the Group will evaluate if the loan increase in guaranteed recoverable assets guaranteed by the CRMPs is probable and estimable. If the increase in guaranteed recoverable assets is probable and estimable, the amount guaranteed by the CRMPs is recognized as guaranteed assets.
(ii)	In December 2013, the Group invested 10% of the paid-in capital in Guangzhou Huangpu Ronghe Village Bank Co., Ltd. (“Huangpu Ronghe”). As of December 31, 2019 and 2020, Huangpu Ronghe has paid-in capital of RMB100,000,000, and the Group has invested RMB10,000,000 in Huangpu Ronghe.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share that is same as the investment cost on September 18, 2019. As of December 31, 2019 and 2020, the Group invested 1.72% of the paid-in capital in Qingyuan Rural. Qingyuan Rural has paid-in capital of RMB1,400,000,000, and the Group has invested RMB24,010,000 in Qingyuan Rural.

The measurement alternative is selected for the above non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices. No change in observable price has been identified and no impairment has recorded for the two years of 2019 and 2020.

(iii)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The transferred loans have been isolated from the Group. There is no constrain on the transferee’s rights to pledge or exchange. The Group does not maintain effective control of transferred loans and loan transfers accounted for as sales are the transfer transactions without repurchase agreements.
(iv)	Due from employees mainly include temporary advances to employees for payments of collateral evaluation fee, mortgage handling fee, payments for office supplies, etc. on behalf of the Group.